United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: July 1 – September 30, 2012

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

September 30, 2012 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-91.8%
CONSUMER DISCRETIONARY-11.6%
	Apparel Retail-4.6%
50,000	Chico’s FAS, Inc.	$905,500
60,000	Foot Locker, Inc.	2,130,000

		3,035,500

	Auto Parts & Equipment-1.7%
30,000	Lear Corp.	1,133,700

	Commercial Services-2.1%
40,000	Huron Consulting Group, Inc.(1)	1,392,800

	Consumer Electronics-1.2%
18,000	Harman International Industries, Inc.	830,880

	Housewares & Specialties-2.0%
25,000	Jarden Corp.	1,321,000

TOTAL CONSUMER DISCRETIONARY		7,713,880

CONSUMER STAPLES-2.5%
	Brewers-2.5%
15,000	The Boston Beer Co., Inc., Class A(1)	1,679,550

TOTAL CONSUMER STAPLES		1,679,550

ENERGY-11.8%
	Oil & Gas Equipment & Services-1.0%
100,000	Key Energy Services, Inc.(1)	700,000

	Oil & Gas Exploration & Production-9.2%
80,000	Carrizo Oil & Gas, Inc.(1)	2,000,800
25,000	Newfield Exploration Co.(1)	783,000
60,000	Plains Exploration & Production Co.(1)	2,248,200
12,000	Rosetta Resources, Inc.(1)	574,800
10,000	Whiting Petroleum Corp.(1)	473,800

		6,080,600
	Oil & Gas Refining & Marketing-1.6%
25,000	Tesoro Corp.	1,047,500

TOTAL ENERGY		7,828,100

FINANCIALS-8.2%
	Asset Management & Custody Banks-1.4%
15,000	Cohen & Steers, Inc.	444,300

Shares/Principal Amount		Value

80,000	WisdomTree Investments, Inc.(1)	$536,000

		980,300
	Investment Banking & Brokerage-2.3%
45,000	Stifel Financial Corp.(1)	1,512,000

	Property & Casualty Insurance-1.5%
10,000	Allied World Assurance Co.
	Holdings AG	772,500
10,000	First American Financial Corp.	216,700

		989,200
	Regional Banks-3.0%
105,000	Cardinal Financial Corp.	1,501,500
10,000	UMB Financial Corp.	486,800

		1,988,300

TOTAL FINANCIALS		5,469,800

HEALTH CARE-12.6%
	Biotechnology-5.4%
35,000	Achillion Pharmaceuticals, Inc.(1)	364,350
100,000	Astex Pharmaceuticals(1)	307,000
35,000	Cubist Pharmaceuticals, Inc.(1)	1,668,800
80,000	Rigel Pharmaceuticals, Inc.(1)	820,000
30,000	Trius Therapeutics, Inc.(1)	174,900
50,000	Vical, Inc.(1)	216,000

		3,551,050
	Health Care Equipment-4.1%
25,000	Analogic Corp.	1,954,250
35,000	Insulet Corp.(1)	755,300

		2,709,550
	Health Care Services-1.4%
20,000	Covance, Inc.(1)	933,800

	Health Care Supplies-1.7%
20,000	Neogen Corp.(1)	854,000
25,000	Rochester Medical Corp.(1)	295,250

		1,149,250

TOTAL HEALTH CARE		8,343,650

INDUSTRIALS-29.3%
	Aerospace & Defense-7.3%
85,000	Hexcel Corp.(1)	2,041,700
75,000	Moog, Inc., Class A(1)	2,840,250

		4,881,950
	Airlines-2.4%
25,000	Allegiant Travel Co.(1)	1,584,000

	Building Products-4.2%
20,000	AAON, Inc.	393,800
35,000	Lennox International, Inc.	1,692,600
45,000	Masco Corp.	677,250

		2,763,650

	Construction & Engineering-7.5%
50,000	Chicago Bridge & Iron Co., N.V.	1,904,500

Shares/Principal Amount		Value

125,000	Quanta Services, Inc.(1)	$3,087,500

		4,992,000
	Construction & Farm Machinery & Heavy Trucks-1.0%
40,000	Greenbrier Cos., Inc.(1)	645,600

	Electronics-3.0%
20,000	OSI Systems, Inc.(1)	1,556,800
25,000	Zygo Corp.(1)	457,250

		2,014,050
	Miscellaneous Manufacturing-0.9%
20,000	Actuant Corp., Class A	572,400

	Trading Companies & Distributors-1.2%
25,000	United Rentals, Inc.(1)	817,750

	Trucking-1.8%
30,000	Ryder System, Inc.	1,171,800

TOTAL INDUSTRIALS		19,443,200

INFORMATION TECHNOLOGY-10.3%
	Application Software-1.1%
30,000	Bottomline Technologies, Inc.(1)	740,700

	Data Processing & Outsourced Services-1.0%
10,000	Syntel, Inc.	624,100

	Electronic Manufacturing Services-0.7%
30,000	Benchmark Electronics, Inc.(1)	458,100

	Semiconductor Equipment-3.7%
75,000	Teradyne, Inc.(1)	1,066,500
45,000	Ultratech, Inc.(1)	1,412,100

		2,478,600

	Semiconductors-1.6%
10,000	First Solar, Inc.(1)	221,450
125,000	LSI Corp.(1)	863,750

		1,085,200

	Systems Software-2.2%
30,000	MICROS Systems, Inc.(1)	1,473,600

TOTAL INFORMATION TECHNOLOGY		6,860,300

MATERIALS-2.6%
	Commodity Chemicals-0.7%
35,000	Calgon Carbon Corp.(1)	500,850

	Forest Products-1.9%
100,000	Louisiana-Pacific Corp.(1)	1,250,000

TOTAL MATERIALS		1,750,850

Shares/Principal Amount		Value

UTILITIES-2.9%
	Electric Utilities-2.9%
25,000	ITC Holdings Corp.	$1,889,500

TOTAL UTILITIES		1,889,500

TOTAL COMMON STOCKS (Cost $51,738,899)		60,978,830

SHORT TERM INVESTMENTS-10.3%
	Mutual Funds-10.3%
6,822,029	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	6,822,029

TOTAL SHORT TERM INVESTMENTS (Cost $6,822,029)		6,822,029

TOTAL INVESTMENTS-102.1% (Cost $58,560,928)		67,800,859
OTHER ASSETS AND LIABILITIES- NET(2) -(2.1)%		(1,422,175)

NET ASSETS-100.0%		$66,378,684

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2012.

The following acronyms are used throughout this portfolio:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

September 30, 2012 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-88.8%
CONSUMER DISCRETIONARY-9.9%
	Auto Parts & Equipment-0.7%
60,000	Delphi Automotive PLC(1)	$1,860,000

	Automobile Manufacturers-0.7%
200,000	Ford Motor Co.	1,972,000

	Broadcasting-1.6%
125,000	CBS Corp., Class B	4,541,250

	Department Stores-1.3%
100,000	Macy’s, Inc.	3,762,000

	Distributors-1.1%
50,000	Genuine Parts Co.	3,051,500

	Movies & Entertainment-2.2%
115,000	The Walt Disney Co.	6,012,200

	Restaurants-2.3%
30,000	McDonald’s Corp.	2,752,500
75,000	Starbucks Corp.	3,806,250

		6,558,750

TOTAL CONSUMER DISCRETIONARY		27,757,700

CONSUMER STAPLES-9.6%
	Distillers & Vintners-2.8%
70,000	Diageo PLC, ADR	7,891,100

	Drugs Retail-2.1%
125,000	CVS Caremark Corp.	6,052,500

	Packaged Foods & Meats-2.5%
50,000	General Mills, Inc.	1,992,500
120,000	Kraft Foods, Inc., Class A	4,962,000

		6,954,500
	Soft Drinks-2.2%
160,000	The Coca-Cola Co.	6,068,800

TOTAL CONSUMER STAPLES		26,966,900

ENERGY-10.7%

	Integrated Oil & Gas-0.4%
15,000	Royal Dutch Shell PLC, ADR	1,041,150

	Oil & Gas Exploration & Production-9.2%
110,000	Apache Corp.	9,511,700
100,000	Carrizo Oil & Gas, Inc.(1)	2,501,000
125,000	Newfield Exploration Co.(1)	3,915,000

Shares/Principal Amount		Value

145,000	Plains Exploration & Production Co.(1)	$5,433,150
125,000	Southwestern Energy Co.(1)	4,347,500

		25,708,350

	Oil & Gas Refining & Marketing-1.1%
100,000	Valero Energy Corp.	3,168,000

TOTAL ENERGY		29,917,500

FINANCIALS-17.1%
	Asset Management & Custody Banks-3.6%
30,000	Franklin Resources, Inc.	3,752,100
250,000	Invesco, Ltd.	6,247,500

		9,999,600
	Consumer Finance-2.2%
110,000	American Express Co.	6,254,600

	Diversified Banks-4.9%
50,000	The Toronto-Dominion Bank	4,167,000
280,000	Wells Fargo & Co.	9,668,400

		13,835,400
	Investment Banking & Brokerage-1.8%
300,000	Morgan Stanley	5,022,000

	Property & Casualty Insurance-1.3%
50,000	ACE, Ltd.	3,780,000

	Regional Banks-1.7%
300,000	Fifth Third Bancorp	4,653,000

	Specialized REITS-1.6%
100,000	Plum Creek Timber Co., Inc.	4,384,000

TOTAL FINANCIALS		47,928,600

HEALTH CARE-10.4%
	Biotechnology-1.1%
35,000	Amgen, Inc.	2,951,200

	Health Care Equipment-0.5%
25,000	Baxter International, Inc.	1,506,500

	Managed Health Care-1.5%
60,000	Humana, Inc.	4,209,000

	Pharmaceuticals-7.3%
75,000	Abbott Laboratories	5,142,000
45,000	Allergan, Inc.	4,121,100
75,000	Johnson & Johnson	5,168,250
135,000	Merck & Co., Inc.	6,088,500

		20,519,850

TOTAL HEALTH CARE		29,186,550

Shares/Principal Amount		Value

INDUSTRIALS-14.9%
	Aerospace & Defense-6.2%
100,000	The Boeing Co.	$6,962,000
75,000	Honeywell International, Inc.	4,481,250
155,000	Moog, Inc., Class A(1)	5,869,850

		17,313,100

	Airlines-0.8%
250,000	Southwest Airlines Co.	2,192,500

	Construction & Engineering-1.8%
135,000	Chicago Bridge & Iron Co., N.V.	5,142,150

	Industrial Conglomerates-4.7%
65,000	Danaher Corp.	3,584,750
425,000	General Electric Co.	9,651,750

		13,236,500

	Trucking-1.4%
75,000	JB Hunt Transport Services, Inc.	3,903,000

TOTAL INDUSTRIALS		41,787,250

INFORMATION TECHNOLOGY-16.2%
	Communications Equipment-2.8%
125,000	QUALCOMM, Inc.	7,811,250

	Computer Hardware-2.4%
10,000	Apple, Inc.	6,672,600

	Computer Storage & Peripherals-2.8%
225,000	EMC Corp.(1)	6,135,750
40,000	SanDisk Corp.(1)	1,737,200

		7,872,950

	Internet Software & Services-1.6%
6,000	Google, Inc., Class A(1)	4,527,000

	Semiconductors-1.4%
60,000	ARM Holdings PLC, ADR	1,678,800
25,000	Broadcom Corp., Class A	864,500
175,000	LSI Corp.(1)	1,209,250

		3,752,550
	Systems Software-5.2%
200,000	Microsoft Corp.	5,956,000
275,000	Oracle Corp.	8,659,750

		14,615,750

TOTAL INFORMATION TECHNOLOGY		45,252,100

TOTAL COMMON STOCKS (Cost $215,343,690)		248,796,600

Shares/Principal Amount		Value

SHORT TERM INVESTMENTS-9.7%
	Mutual Funds-9.7%
27,199,303	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	$27,199,303

TOTAL SHORT TERM INVESTMENTS (Cost $27,199,303)		27,199,303

TOTAL INVESTMENTS-98.5% (Cost $242,542,993)		275,995,903
OTHER ASSETS AND LIABILITIES- NET(2) -1.5%		4,079,226

NET ASSETS-100.0%		$280,075,129

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2012.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REITS - Real Estate Investment Trusts

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2012 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-55.9%
CONSUMER DISCRETIONARY-6.4%
	Automobile Manufacturers-0.7%
53,000	Ford Motor Co.	$522,580

	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	357,700

	Department Stores-1.3%
24,000	Macy’s, Inc.	902,880

	Distributors-1.0%
12,000	Genuine Parts Co.	732,360

	Home Improvement Retail-1.1%
13,000	The Home Depot, Inc.	784,810

	Internet Retail-0.4%
1,000	Amazon.com, Inc.(1)	254,320

	Restaurants-1.4%
10,000	Darden Restaurants, Inc.	557,500
5,000	McDonald’s Corp.	458,750

		1,016,250

TOTAL CONSUMER DISCRETIONARY		4,570,900

CONSUMER STAPLES-6.0%
	Agricultural Products-0.6%
6,000	Bunge, Ltd.	402,300

	Drugs Retail-0.7%
10,000	CVS Caremark Corp.	484,200

	Packaged Foods & Meats-2.1%
20,000	General Mills, Inc.	797,000
5,000	H.J. Heinz Co.	279,750
10,000	Kraft Foods, Inc., Class A	413,500

		1,490,250

	Soft Drinks-1.3%
25,000	The Coca-Cola Co.	948,250

	Tobacco-1.3%
19,000	Altria Group, Inc.	634,410
3,500	Philip Morris International, Inc.	314,790

		949,200

TOTAL CONSUMER STAPLES		4,274,200

Shares/Principal Amount		Value
CONSUMER, NON-CYCLICAL-1.1%
	Pharmaceuticals-1.1%
12,000	Express Scripts Holding Co.(1)	$752,040

TOTAL CONSUMER, NON-CYCLICAL		752,040

ENERGY-8.2%
	Equipment & Services-0.8%
8,000	Schlumberger, Ltd.	578,640

	Integrated Oil & Gas-5.4%
8,000	Chevron Corp.	932,480
12,000	Exxon Mobil Corp.	1,097,400
9,000	Occidental Petroleum Corp.	774,540
15,000	Royal Dutch Shell PLC, ADR	1,041,150

		3,845,570

	Oil & Gas Drilling-1.4%
18,000	Ensco PLC, Class A	982,080

	Oil & Gas Exploration & Production-0.6%
5,500	Apache Corp.	475,585

TOTAL ENERGY		5,881,875

FINANCIALS-6.9%
	Consumer Finance-0.7%
9,000	American Express Co.	511,740

	Diversified Banks-0.4%
3,000	The Toronto-Dominion Bank	250,020

	Multi-Family Apartment - REITS-0.4%
12,000	UDR, Inc.	297,840

	Other Diversified Financial Services-0.6%
10,000	JPMorgan Chase & Co.	404,800

	Regional Banks-1.8%
7,166	Commerce Bancshares, Inc.	289,005
16,000	PNC Financial Services Group, Inc.	1,009,600

		1,298,605

	Residential REITS-1.3%
10,000	American Campus Communities, Inc.	438,800
8,000	Home Properties, Inc.	490,160

		928,960
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	381,250

	Specialized REITS-0.7%
12,000	Plum Creek Timber Co., Inc.	526,080

Shares/Principal Amount		Value
	Thrifts & Mortgage Finance-0.5%
30,000	People’s United Financial, Inc.	$364,200

TOTAL FINANCIALS		4,963,495

HEALTH CARE-4.3%
	Health Care Distributors-0.8%
6,800	McKesson Corp.	585,004

	Pharmaceuticals-3.5%
36,500	Bristol-Myers Squibb Co.	1,231,875
7,800	Johnson & Johnson	537,498
16,500	Merck & Co., Inc.	744,150

		2,513,523

TOTAL HEALTH CARE		3,098,527

INDUSTRIALS-4.5%
	Aerospace & Defense-1.2%
7,000	The Boeing Co.	487,340
6,000	Honeywell International, Inc.	358,500

		845,840

	Building Products-0.4%
22,000	Masco Corp.	331,100

	Construction & Engineering-0.8%
15,000	Chicago Bridge & Iron Co., N.V.	571,350

	Industrial Conglomerates-1.6%
8,000	Danaher Corp.	441,200
30,000	General Electric Co.	681,300

		1,122,500

	Industrial Machinery-0.5%
8,000	Eaton Corp.	378,080

TOTAL INDUSTRIALS		3,248,870

INFORMATION TECHNOLOGY-11.1%
	Communications Equipment-0.8%
10,000	QUALCOMM, Inc.	624,900

	Computer Hardware-5.0%
3,500	Apple, Inc.	2,335,410
6,000	International Business Machines Corp.	1,244,700

		3,580,110
	Computer Storage & Peripherals-0.5%
14,000	EMC Corp.(1)	381,780

	Electronic Manufacturing Services-0.7%
15,000	TE Connectivity, Ltd.	510,150

	Internet Software & Services-1.5%
1,400	Google, Inc., Class A(1)	1,056,300

Shares/Principal Amount		Value
	Semiconductors-1.3%
11,000	ARM Holdings PLC, ADR	$307,780
22,000	Texas Instruments, Inc.	606,100

		913,880
	Systems Software-1.3%
15,000	Microsoft Corp.	446,700
15,000	Oracle Corp.	472,350

		919,050

TOTAL INFORMATION TECHNOLOGY		7,986,170

MATERIALS-3.3%
	Diversified Chemicals-2.4%
17,000	The Dow Chemical Co.	492,320
17,500	EI du Pont de Nemours & Co.	879,725
3,000	PPG Industries, Inc.	344,520

		1,716,565
	Paper Products-0.9%
18,000	International Paper Co.	653,760

TOTAL MATERIALS		2,370,325

TELECOMMUNICATION SERVICES-2.1%
	Integrated Telecommunication Services- 1.5%
10,000	AT&T, Inc.	377,000
15,000	Verizon Communications, Inc.	683,550

		1,060,550
	Wireless Telecommunication Services-0.6%
15,000	Vodafone Group PLC, ADR	427,425

TOTAL TELECOMMUNICATION SERVICES		1,487,975

UTILITIES-2.0%
	Electric Utilities-2.0%
8,333	Duke Energy Corp.	539,978
7,500	NextEra Energy, Inc.	527,475
7,500	The Southern Co.	345,675

		1,413,128

TOTAL UTILITIES		1,413,128

TOTAL COMMON STOCKS (Cost $ 30,939,052)		40,047,505

EXCHANGE TRADED FUNDS-2.1%
12,000	iShares® MSCI Emerging
	Markets Index Fund	495,840
6,500	iShares® Russell 2000®
	Growth Index ETF	621,465
5,800	Vanguard REIT ETF	376,826

TOTAL EXCHANGE TRADED FUNDS

(Cost $ 1,351,067)		1,494,131

Shares/Principal Amount		Value
PREFERRED STOCKS-2.6%
	Automobile Manufacturers-0.4%
6,500	General Motors Co., Series B, 4.750%	$242,320

	Diversified Banks-0.5%
15,000	Wells Fargo & Co., 5.200%(1)	378,000

	Diversified Financial Services-0.4%
10,000	General Electric Capital Corp., 5.875%	258,200

	Investment Banking & Brokerage-0.6%
21,000	The Goldman Sachs Group, Inc., Series A, 3.750%(2)	417,480

	Other Diversified Financial Services- 0.7%
21,000	Bank of America Corp., Series J, 7.250%	535,500

TOTAL PREFERRED STOCKS

(Cost $1,910,156)		1,831,500

CORPORATE BONDS-16.5%
	Communications Equipment-1.6%
$1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,162,457

	Computer Hardware-3.1%
500,000	Hewlett-Packard Co., Sr. Unsecured Notes, 6.125%, 3/1/2014	533,245
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,034,630
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	678,365

		2,246,240
	Diversified Financial Services-0.8%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	533,080

	Health Care Equipment-0.8%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	582,174

Shares/Principal Amount		Value
	Health Care Services-0.8%
$500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	$533,742

	Industrial Conglomerates-0.7%
500,000	General Electric Capital Corp., Sr. Unsecured Notes, 4.000%, 1/13/2027(3)	503,756

	Investment Banking & Brokerage-0.8%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	548,829

	Networking Products-0.7%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	523,665

	Oil & Gas Exploration & Production- 0.7%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	521,404

	Other Diversified Financial Services-3.6%
1,000,000	Citigroup, Inc., Sr. Unsecured Notes, 1.290%, 4/1/2014(2)	999,335
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,102,640
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	498,012

		2,599,987

	Packaged Foods & Meats-0.7%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	521,265

	Railroads-0.7%
500,000	Union Pacific Corp., Sr. Unsecured Notes, 5.450%, 1/31/2013	508,264

	REITS - Healthcare-0.7%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	528,192

Shares/Principal Amount		Value
	Specialty Stores-0.8%
$500,000	Staples, Inc., Sr. Unsecured Notes, 9.750%, 1/15/2014	$553,368

TOTAL CORPORATE BONDS

(Cost $11,001,030)		11,866,423

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-1.5%

	Federal National Mortgage Association- 1.5%
997,166	Series 2012-100, Class NA, 2.000%, 11/25/2041	1,012,555
86,582	Series 2003-5, Class EL, 5.000%, 8/25/2022, REMIC	88,277

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $1,098,764)		1,100,832

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-2.1%

	Federal Home Loan Mortgage Corp.- 0.0%(4)
15,033	Pool E84004, 6.000%, 6/1/2016	16,040

	Federal National Mortgage Association - 2.1%
144,884	Pool 254831, 5.000%, 8/1/2023	158,381
645,514	Pool AE0375, 4.000%, 7/1/2025	690,945
609,758	Pool AD6175, 4.000%, 9/1/2025	652,672

		1,501,998

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $1,449,435)		1,518,038

U.S. GOVERNMENT AGENCY SECURITIES-3.6%

	Federal Farm Credit Banks-1.4%
1,000,000	2.500%, 6/20/2022	1,006,764

	Federal Home Loan Banks-0.8%
450,000	5.250%, 6/10/2022	580,790

	Federal Home Loan Mortgage Corp.-1.4%
1,000,000	3.000%, 1/25/2027(3)	1,004,430

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $2,488,806)		2,591,984

Shares/Principal Amount		Value
TAXABLE MUNICIPAL BONDS-8.2%
	Alaska-0.8%
$500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	$567,805

	Florida-0.7%
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	499,736

	Michigan-1.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	302,619
500,000	Michigan Finance Authority, Revenue Bonds, 5.496%, 9/1/2020	568,800

		871,419

	Ohio-1.8%
500,000	City of Akron, Build America General Obligation Unlimited Bonds, 3.650%, 12/1/2017	548,490
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	701,341

		1,249,831

	Pennslyvania-2.1%
500,000	Albert Gallatin Area School District Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	610,875
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	573,845
290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	317,254

		1,501,974

	Virginia-0.8%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	576,805

Shares/Principal Amount		Value
	Wisconsin-0.8%
$500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	$585,035

TOTAL TAXABLE MUNICIPAL BONDS

(Cost $5,115,218)		5,852,605

NON-TAXABLE MUNICIPAL BONDS-0.7%
	West Virginia-0.7%
500,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	534,935

TOTAL NON-TAXABLE MUNICIPAL BONDS

(Cost $508,295)		534,935

SHORT TERM INVESTMENTS-7.8%
	Mutual Funds-7.8%
5,611,212	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	5,611,212

TOTAL SHORT TERM INVESTMENTS

(Cost $5,611,212)		5,611,212

TOTAL INVESTMENTS-101.0%
(Cost $61,473,035)		72,449,165
OTHER ASSETS AND LIABILITIES-NET(5) -(1.0)%		(750,615)

NET ASSETS-100.0%		$71,698,550

(1)	Non-income producing security.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2012.
(4)	Amount represents less than 0.05% of net assets.
(5)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2012.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

FGIC - Financial Guaranty Insurance Co.

Ltd. - Limited

NATL-RE - Third party insurer for municipal debt securities.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

REITS - Real Estate Investment Trusts

REMIC - Real Estate Mortgage Investment Conduit

Sr. - Senior

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2012 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-42.4%
	Federal Home Loan Mortgage Corp.-27.2%
$716,230	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$770,525
215,632	Series 2005-2926, Class AB, 5.000%, 1/15/2019, REMIC	218,434
395,310	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	414,957
1,820,482	Series 2005-3030, Class FL, 0.621%, 9/15/2035, REMIC(1)	1,834,048
617,992	Series 2005-3042, Class DH, 5.000%, 4/15/2024, REMIC	633,322
497,115	Series 2005-3044, Class HN, 5.000%, 1/15/2024, REMIC	502,828
522,472	Series 2005-3051, Class MC, 5.000%, 10/15/2024, REMIC	542,015
468,138	Series 2007-3282, Class JE, 5.500%, 1/15/2026, REMIC	481,628
186,611	Series 2007-3342, Class FT, 0.671%, 7/15/2037, REMIC(1)	187,991
5,506,437	Series 2007-3349, Class FE, 0.711%, 7/15/2037, REMIC(1)	5,547,928
1,272,297	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	1,327,077
413,092	Series 2009-3540, Class KF, 1.271%, 11/15/2036, REMIC(1)	420,932
2,900,793	Series 2010-3758, Class FB, 0.721%, 11/15/2040, REMIC(1)	2,918,766
9,767,873	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	9,882,782
2,440,805	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,614,710
13,912,207	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	14,170,543
7,572,554	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	7,709,337
9,397,273	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	9,567,927
4,639,880	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	4,710,675
8,933,965	Series 2012-9, Class FC, 0.617%, 2/25/2042, REMIC(1)	8,997,039

		73,453,464

Shares/Principal Amount		Value
	Federal National Mortgage Association- 13.7%
$3,797,514	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	$4,076,639
5,621,438	Series 2005-13, Class FQ, 0.617%, 3/25/2035, REMIC(1)	5,650,704
753,452	Series 2008-12, Class C, 4.000%, 7/25/2035, REMIC	762,300
852,528	Series 2008-12, Class D, 4.500%, 4/25/2036, REMIC	887,344
1,877,487	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,912,849
4,032,224	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	4,163,473
4,743,075	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	4,826,828
4,810,552	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	4,891,177
4,808,671	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	4,847,165
4,883,961	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	5,054,113

		37,072,592

	Government National Mortgage Association-1.5%
4,115,813	Series 2011-11, Class PC, 2.000%, 4/20/2040	4,210,263

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $113,245,063)		114,736,319

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-32.5%

	Federal Home Loan Mortgage Corp.-5.6%
1,625,424	Pool C90993, 5.500%, 10/1/2026	1,777,445
1,290,459	Pool G30387, 5.500%, 2/1/2028	1,410,345
1,273,578	Pool C91349, 4.500%, 12/1/2030	1,380,951
3,165,280	Pool C91361, 4.000%, 3/1/2031	3,436,272
6,955,900	2.000%, 6/15/2039	7,047,162

		15,052,175

	Federal National Mortgage Association- 26.9%
1,561,689	Pool 972080, 5.000%, 2/1/2023	1,698,964
1,323,374	Pool 255857, 5.500%, 8/1/2025	1,463,229
2,900,124	Pool 255994, 5.500%, 11/1/2025	3,207,917

Shares/Principal Amount		Value

$4,209,295	Pool 256041, 5.500%, 12/1/2025	$4,638,353
547,592	Pool 256198, 5.500%, 4/1/2026	603,408
1,105,753	Pool 831505, 5.500%, 4/1/2026	1,218,464
1,483,899	Pool 256272, 5.500%, 6/1/2026	1,635,154
1,931,585	Pool 256275, 6.000%, 6/1/2026	2,139,403
559,990	Pool 256311, 6.000%, 7/1/2026	620,238
4,202,815	Pool AJ1542, 3.000%, 9/1/2026	4,462,301
12,242,904	Pool MA0641, 4.000%, 2/1/2031	13,291,472
6,411,222	Pool MA0645, 4.000%, 2/1/2031	6,960,324
4,986,662	Pool MA0695, 4.000%, 4/1/2031	5,413,755
4,825,859	Pool MA0756, 4.000%, 5/1/2031	5,239,180
9,356,372	Pool MA0818, 4.000%, 8/1/2031	10,157,717
4,988,558	2.000%, 6/25/2039	5,050,202
4,981,085	1.750%, 11/25/2041	4,956,857

		72,756,938
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $83,103,426)		87,809,113

U.S. GOVERNMENT AGENCY SECURITIES-1.9%
	Federal Agricultural Mortgage Corp.-1.3%
3,000,000	5.125%, 4/19/2017(2)	3,572,517

	Federal National Mortgage Association-0.6%
1,500,000	5.100%, 2/7/2028	1,523,569
TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(Cost $4,652,265)		5,096,086

TAXABLE MUNICIPAL BONDS-20.8%
	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	1,004,212

Shares/Principal Amount		Value

	Arizona-0.4%
$1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	$1,152,130

	Arkansas-0.4%
1,000,000	State of Arkansas Water & Waste Disposable, General Obligation Unlimited Bonds, 3.150%, 7/1/2025	1,006,120

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	664,650

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,132,720
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,185,860

		2,318,580

	Illinois-2.5%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	1,133,180
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	529,338
1,000,000	Lake County School District No. 56 Gurnee, Build America General Obligation Bonds, 6.100%, 1/1/2026	1,191,060
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,164,510
250,000	Sangamon County School District No. 186 Springfield, Build America General Obligation Bonds, 5.950%, 2/1/2025	292,327
	Will Grundy Etc. Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	174,544
1,000,000	6.650%, 1/1/2026	1,224,310

Shares/Principal Amount		Value

$1,000,000	Winnebago-Boone Etc. Counties Community College District No. 511, Build America General Obligation Bonds, 5.650%, 1/1/2022	$1,130,980

		6,840,249
	Indiana-0.2%
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	528,759

	Kansas-0.6%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	512,361
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	236,192
380,000	5.500%, 9/1/2023	446,838
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	365,160

		1,560,551
	Kentucky-3.2%
500,000	Boone County School District Finance Corp., School Building Revenue Bonds, 5.750%, 6/1/2027	553,050
1,190,000	Boyd County School District Finance Corp., Build America Revenue Bonds, 5.750%, 2/1/2025	1,383,780
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,763,658
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	337,710
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	336,144
315,000	5.250%, 12/1/2025	352,639
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,157,210
500,000	Lexington-Fayette Urban County Government, General Obligation, Pension Funding Bonds, Series B, 5.750%, 2/1/2025	609,335

Shares/Principal Amount		Value

$1,000,000	McCracken County School District Finance Corp., Build America Revenue Bonds, 5.750%, 12/1/2026	$1,131,180
	Nelson County School District Finance Corp., School Building, Build America Revenue Bonds:
500,000	5.300%, 12/1/2024	571,860
500,000	5.500%, 12/1/2025	574,435

		8,771,001
	Michigan-1.2%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	662,876
475,000	Comstock Park Public Schools General Obligation Unlimited Bonds, 6.300%, 5/1/2026	532,038
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	936,441
1,000,000	Holland School District, Build America General Obligation Bonds, 6.030%, 5/1/2024	1,143,480

		3,274,835
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	550,425

	Mississippi-0.1%
250,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	291,313

	Missouri-1.6%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,885,793
2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	2,550,220

		4,436,013
	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	252,157

Shares/Principal Amount		Value

	New Mexico-0.2%
$500,000	New Mexico State Financial Authority, Revenue Bonds, 4.250%, 6/1/2024	$542,260

	New York-0.3%
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	708,478

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,126,872

	Ohio-3.4%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,398,475
1,000,000	Austintown Ohio Local School District, General Obligation Bonds, 5.327%, 9/1/2027	1,099,490
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,114,780
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	598,475
900,000	Findlay City School District, Build America General Obligation Bonds, Series B, 5.450%, 12/1/2024	1,031,742
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	595,090
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	207,135
260,000	5.500%, 12/1/2022	299,000
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,100,120
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	675,897
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	1,026,243

		9,146,447

Shares/Principal Amount		Value

	Oregon-0.7%
$1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	$1,091,950
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	907,110

		1,999,060

	Pennsylvania-1.2%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,056,000
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,112,570
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	994,460

		3,163,030

	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,018,860

	Texas-1.6%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	563,445
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,212,230
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,535,598

		4,311,273

	Utah-0.6%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	575,480
1,000,000	Tooele County Utah School District Municipal Building Authority, Revenue Bonds, 5.625%, 6/1/2027	1,091,780

		1,667,260

TOTAL TAXABLE MUNICIPAL BONDS (Cost $50,796,613)		56,334,535

Shares/Principal Amount		Value

NON-TAXABLE MUNICIPAL BONDS-0.7%
	Michigan-0.7%
$1,640,000	Brighton Area School District General Obligation Unlimited Bonds, 4.000%, 5/1/2027	$1,728,757

TOTAL NON-TAXABLE MUNICIPAL BONDS

(Cost $1,696,850)		1,728,757

SHORT TERM INVESTMENTS-3.3%
	Mutual Funds-3.3%
9,018,387	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	9,018,387

TOTAL SHORT TERM INVESTMENTS

(Cost $9,018,387)		9,018,387

TOTAL INVESTMENTS-101.6%
(Cost $262,512,604)		274,723,197
OTHER ASSETS AND LIABILITIES-NET(3) -(1.6)%		(4,324,592)

NET ASSETS-100.0%		$270,398,605

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to a value of $3,572,517 or 1.3% of net assets.

(3)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2012.

The following acronyms are used throughout this portfolio:

REMIC - Real Estate Mortgage Investment Conduit

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2012 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-97.8%
	Florida-0.4%
$500,000	St. Johns River Power Park Systems Revenue Bonds, 2.625%, 10/1/2022	$500,350

	Nevada-0.3%
285,000	County of Washoe, Nevada, General Obligation Limited Bonds, Series B, 3.000%, 3/1/2025	287,562

	New Mexico-0.7%
	New Mexico State Mortgage Finance Authority Revenue Bonds:
500,000	2.800%, 3/1/2022	506,205
100,000	2.875%, 3/1/2023	101,278
140,000	3.000%, 3/1/2024	141,720

		749,203
	Ohio-2.1%
650,000	City of Akron, Ohio, General Obligation Limited Bonds, 2.125%, 12/1/2018	672,653
870,000	City of Marysville, Ohio, General Obligation Limited Bonds, 4.125%, 12/1/2027	935,137
180,000	County of Monroe, Ohio, General Obligation Bonds, 4.900%, 12/1/2017	181,184
500,000	Toledo City School District General Obligation Unlimited Bonds, 5.000%, 12/1/2027, (NATL-RE FGIC)	519,940

		2,308,914
	Pennsylvania-1.6%
450,000	Bethlehem Area School District General Obligation Unlimited Bonds, Series A, 5.000%, 9/1/2014, (NATL-RE)	485,145
1,175,000	Upper Darby Pennsylvania School District General Obligation Unlimited Bonds, 5.000%, 5/1/2019, (NATL-RE FGIC)	1,284,216

		1,769,361
	Texas-1.5%
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	569,195

Shares/Principal Amount		Value
$1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	$1,096,620

		1,665,815
	Virginia-0.7%
765,000	Virginia Housing Development Authority Revenue Bonds, 4.500%, 7/1/2024	832,129

	Washington-0.4%
500,000	Clark County, Washington, School District No. 119 Battleground General Obligation Unlimited Bonds, 2.000%, 12/1/2012	501,410

	West Virginia-90.1%
1,170,000	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.375%, 5/1/2022	1,306,129
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
410,000	4.750%, 12/1/2019	435,416
880,000	4.125%, 12/1/2030	887,832
825,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project), Series A, 4.700%, 12/1/2024, (NATL-RE)	863,610
250,000	Berkeley County, West Virginia, Public Service District Revenue Bonds, 4.250%, 12/1/2024, (AGM)	261,813
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
605,000	Series A, 4.550%, 10/1/2012	605,000
470,000	Series A, 4.700%, 10/1/2016	482,713
815,000	Series A, 5.000%, 10/1/2022	827,641
400,000	Series A, 4.650%, 10/1/2025	400,316
700,000	Series A, 4.650%, 3/1/2037	712,537
135,000	Series B, 4.800%, 10/1/2025	135,105
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	654,856
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	213,997

Shares/Principal Amount		Value
$205,000	3.750%, 6/1/2025	$226,015
215,000	3.850%, 6/1/2026	237,824
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
200,000	Series A, 3.400%, 10/1/2014	208,162
205,000	Series A, 3.600%, 10/1/2015	217,435
200,000	Series A, 3.800%, 10/1/2016	212,150
895,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds,
	Series A, 4.400%, 8/1/2025	940,609
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	516,459
515,000	2.750%, 7/1/2023	510,252
500,000	4.000%, 7/1/2024	537,260
575,000	3.100%, 7/1/2026	571,159
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
105,000	3.000%, 10/1/2013	105,750
150,000	3.500%, 10/1/2016	155,268
230,000	4.000%, 10/1/2020	236,939
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	254,232
490,000	Series A, 3.500%, 9/1/2027, (AGM)	506,082
1,000,000	Clarksburg, West Virginia, Water Revenue Bonds, 5.250%, 9/1/2019, (NATL-RE FGIC)	1,013,350
800,000	County of Greenbrier, West Virginia, Tax Increment Revenue Bonds, 4.500%, 6/1/2013	811,248
	Fairmont State College, West Virginia, College Revenue Bonds:
1,000,000	Series 2003-A, 5.250%, 6/1/2022, (NATL-RE FGIC)	1,033,420
1,460,000	Series 2003-A, 5.000%, 6/1/2032, (NATL-RE FGIC)	1,506,355
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,407,420
1,000,000	Series B, 3.100%, 6/1/2025	1,007,550
	Fairmont, West Virginia, Waterworks Revenue Bonds:
500,000	Series 1999, 5.250%, 7/1/2017, (AMBAC)	501,535
1,235,000	Series 1999, 5.000%, 7/1/2019, (AMBAC)	1,238,606

Shares/Principal Amount		Value
$250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	$256,775
	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
1,175,000	5.000%, 5/1/2021, (NATL-RE)	1,333,402
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,126,860
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
940,000	Series A, 5.250%, 7/1/2020	996,043
500,000	Series A, 5.000%, 7/1/2030	528,300
525,000	Series A, 5.250%, 7/1/2035	543,522
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	534,735
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	2,078,417
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	522,800
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	663,714
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,880,917
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,319,471

1,070,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	1,097,970
	West Liberty State College, West Virginia, Revenue Bonds (Dormitory):
1,240,000	Series A, 6.000%, 6/1/2023	1,275,625
900,000	Series A, 6.125%, 6/1/2028	923,445

Shares/Principal Amount		Value
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
$1,145,000	Series A, 5.375%, 7/1/2018, (AMBAC)	$1,286,179
3,000,000	Series A, 5.375%, 7/1/2021,
	(AMBAC)	3,360,420
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,646,010
1,630,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile Safety), Series A, 5.000%, 6/1/2029, (NATL-RE)	1,755,983
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	1,103,840
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
580,000	4.750%, 11/1/2012	582,065
1,280,000	Series B, 3.375%, 11/1/2025	1,322,585
755,000	Series B, 3.500%, 11/1/2026	786,944
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	979,046
860,000	4.750%, 6/1/2022	914,524
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
260,000	Series A, 3.000%, 8/1/2014	270,743
150,000	Series A, 3.000%, 8/1/2015	159,078
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):

365,000	Series B, 3.375%, 10/1/2023	386,053
390,000	Series B, 3.500%, 10/1/2024	413,806
415,000	Series B, 3.625%, 10/1/2025	442,398
435,000	Series B, 3.750%, 10/1/2026	465,511
2,050,000	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project), 2.500%, 12/15/2022	2,058,180

Shares/Principal Amount		Value
$570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	$599,879
1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	1,090,690
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,768,725
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	261,595
405,000	Series A, 4.000%, 4/1/2020	457,804
485,000	Series A, 5.000%, 4/1/2026	563,439
150,000	Series B, 5.000%, 4/1/2016	160,481
40,000	Series B, 5.000%, 4/1/2016	42,646
2,315,000	Series B, 5.000%, 4/1/2018, (NATL-RE FGIC)	2,476,749
360,000	Series B, 3.200%, 4/1/2024	366,509
2,805,000	Series B, 5.000%, 4/1/2024, (NATL-RE FGIC)	3,000,985
375,000	Series B, 3.375%, 4/1/2025	383,737
385,000	Series B, 3.500%, 4/1/2026	395,664
400,000	Series B, 3.600%, 4/1/2027	412,020
1,000,000	West Virginia Higher Education Policy Commission, Revenue Bonds, 5.000%, 4/1/2029, (NATL-RE FGIC)	1,069,870
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,093,690

1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCS Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,113,020
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	311,364
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	604,386
685,000	Series A, 2.000%, 11/1/2018	692,138
325,000	Series A, 3.600%, 5/1/2022	340,080
840,000	Series A, 3.200%, 11/1/2023	870,651
1,000,000	Series A, 3.800%, 11/1/2024	1,056,990

Shares/Principal Amount		Value
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
$450,000	4.125%, 7/1/2017	$513,873
450,000	4.250%, 7/1/2018	526,505
500,000	Series A, 3.000%, 7/1/2025	502,510
700,000	Series A, 3.125%, 7/1/2026	703,787
200,000	Series B, 3.000%, 7/1/2018	220,158
810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	883,670
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	549,885
	West Virginia University Revenue Bonds (University Projects):
345,000	Series B, 5.000%, 10/1/2025	419,044
750,000	Series B, 4.125%, 10/1/2031	817,935
	West Virginia University Revenue Bonds (West Virginia University Project):
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,160,520
500,000	Series B, 5.000%, 10/1/2021, (NATL-RE FGIC)	538,570
1,000,000	Series C, 5.000%, 10/1/2026, (NATL-RE FGIC)	1,067,290
1,275,000	Series C, 5.000%, 10/1/2027, (NATL-RE FGIC)	1,358,984
500,000	Series C, 5.000%, 10/1/2034, (AGM)	530,295
2,000,000	Series C, 5.000%, 10/1/2034, (NATL-RE FGIC)	2,113,120
	West Virginia Water Development Authority Infrastructure Revenue Bonds:
2,000,000	Series A, 4.400%, 10/1/2018, (AMBC)	2,073,100
250,000	Series A, 5.000%, 10/1/2028, (AMBC)	258,465

1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,204,526
500,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series A- 1, 5.250%, 11/1/2023, (AMBAC)	511,655

Shares/Principal Amount		Value
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
$1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	$1,076,680
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	944,451
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,062,900
500,000	Series B, 5.250%, 11/1/2023, (AMBAC)	527,385
1,000,000	Series B, 5.000%, 11/1/2029, (AMBAC)	1,048,210
	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
500,000	Series A, 5.000%, 11/1/2019, (AGM)	551,805
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,082,530
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	680,849
395,000	West Virginia, General Obligation Unlimited Bonds (Capital Appreciation Infrastructure), Series A, Zero Coupon , 11/1/2021, (NATL-RE FGIC)	331,796
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
700,000	Series A, 3.500%, 6/1/2016, (AGM)	747,614
500,000	Series A, 4.250%, 6/1/2026, (AGM)	526,650
500,000	Series A, 4.750%, 6/1/2036, (AGM)	526,730

		100,952,010

TOTAL MUNICIPAL BONDS

(Cost $104,178,673)		109,566,754

SHORT TERM INVESTMENTS-2.8%
	Mutual Funds-2.8%
3,167,580	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	3,167,580

TOTAL SHORT TERM INVESTMENTS

(Cost $3,167,580)		3,167,580

TOTAL INVESTMENTS-100.6%
(Cost $107,346,253)		112,734,334
OTHER ASSETS AND LIABILITIES- NET(1) -(0.6)%		(677,515)

NET ASSETS-100.0%		$112,056,819

(1)	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of net assets at September 30, 2012.

The following acronyms are used throughout this portfolio:

Insurers:

AGM - Assured Guaranty Municipal.

AMBAC - AMBAC Indemnity Corp.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

NATL-RE - Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2012 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

¡	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

¡

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

¡

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Funds’ investments carried at value:

WesMark Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$60,978,830	$–	$–	$60,978,830
Short Term Investments	6,822,029	–	–	6,822,029
Total	$67,800,859	$–	$–	$67,800,859

WesMark Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$248,796,600	$–	$–	$248,796,600
Short Term Investments	27,199,303	–	–	27,199,303
Total	$275,995,903	$–	$–	$275,995,903

WesMark Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$40,047,505	$–	$–	$40,047,505
Exchange Traded Funds	1,494,131	–	–	1,494,131
Preferred Stocks	1,831,500	–	–	1,831,500
Corporate Bonds	–	11,866,423	–	11,866,423
U.S. Government Agency - Collateralized Mortgage Obligations	–	1,100,832	–	1,100,832
U.S. Government Agency - Mortgage Backed Securities	–	1,518,038	–	1,518,038
U.S. Government Agency Securities	–	2,591,984	–	2,591,984
Taxable Municipal Bonds	–	5,852,605	–	5,852,605
Non-Taxable Municipal Bonds	–	534,935	–	534,935
Short Term Investments	5,611,212	–	–	5,611,212
Total	$48,984,348	$23,464,817	$–	$72,449,165

WesMark Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$114,736,319	$–	$114,736,319
U.S. Government Agency - Mortgage Backed Securities	–	87,809,113	–	87,809,113
U.S. Government Agency Securities	–	5,096,086	–	5,096,086
Taxable Municipal Bonds	–	56,334,535	–	56,334,535
Non-Taxable Municipal Bonds	–	1,728,757	–	1,728,757
Short Term Investments	9,018,387	–	–	9,018,387
Total	$9,018,387	$265,704,810	$–	$274,723,197

WesMark West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$109,566,754	$–	$109,566,754
Short Term Investments	3,167,580	–	–	3,167,580
Total	$3,167,580	$109,566,754	$–	$112,734,334

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2012. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no significant transfers into and out of Level 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Unrealized Appreciation/(Depreciation)

At September 30, 2012 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$58,560,928
Gross unrealized appreciation	10,826,671
Gross unrealized depreciation	(1,586,740)
Net unrealized appreciation	$9,239,931

Growth Fund
Aggregate tax cost	$242,611,399
Gross unrealized appreciation	37,026,656
Gross unrealized depreciation	(3,642,152)
Net unrealized appreciation	$33,384,504

Balanced Fund
Aggregate tax cost	$61,498,120
Gross unrealized appreciation	11,338,144
Gross unrealized depreciation	(387,099)
Net unrealized appreciation	$10,951,045

Government Bond Fund
Aggregate tax cost	$262,512,604
Gross unrealized appreciation	12,382,843
Gross unrealized depreciation	(172,250)
Net unrealized appreciation	$12,210,593

West Virginia Municipal Bond Fund
Aggregate tax cost	$107,149,500
Gross unrealized appreciation	5,601,446
Gross unrealized depreciation	(16,612)
Net unrealized appreciation	$5,584,834

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2012, 52% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2.  Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome B. Schmitt
Jerome B. Schmitt
President and Chief Executive Officer (Principal Executive Officer)

Date:	November 20, 2012

By:	/s/ David B. Ellwood
David B. Ellwood
Vice President, Treasurer and Chief Financial Officer

Date:	November 20, 2012